Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 91,304,934	$ 3,251,600	$ 77,055,280
Loss allowance (Lifetime ECL)	(97,358)	(3,467)	(136,497)
Net Amount	$ 91,207,576	$ 3,248,133	$ 76,918,783
Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 86,820,792	$ 3,091,908	$ 70,042,018
Loss allowance (Lifetime ECL)	(18,911)	(673)	(12,379)
Net Amount	86,801,881	3,091,235	70,029,639
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	3,823,249	136,156	6,111,309
Loss allowance (Lifetime ECL)	(2,053)	(73)	(841)
Net Amount	$ 3,821,196	$ 136,083	$ 6,110,468
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 557,487	$ 19,854	$ 695,384
Loss allowance (Lifetime ECL)	(20,629)	(735)	(26,587)
Net Amount	$ 536,858	$ 19,119	$ 668,797
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.00%	70.00%	70.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 92,873	$ 3,307	$ 153,458
Loss allowance (Lifetime ECL)	(45,232)	(1,611)	(53,629)
Net Amount	$ 47,641	$ 1,696	$ 99,829
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 10,533	$ 375	$ 53,111
Loss allowance (Lifetime ECL)	$ (10,533)	$ (375)	(43,061)
Net Amount			$ 10,050
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%	50.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%